Type:  		13F-HR
Period:		06/30/2006
CIK:  		0001086611
CCC:		g2ky*vkw

Submission Contact : 		Jonathan J. Derby
	          	   	617-527-0033
		         	jderby@derbyco.com

Report for the Calendar Year or Quarter Ended :	June 30, 2006

Check here if Amendment [  ] Amendment Number :

This Amendment  [ x ] is a restatement  [  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Derby and Company, Inc.
7 Wells Avenue
Newton, MA  02460

13F File Number:  028-04811

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person signing this Report on behalf of Reporting Manager:

Name:		Jonathan J. Derby
Title:		Vice President
Phone:		(617) 527-0033

Signature, Place and Date of Signing:
Jonathan J. Derby, Newton, Massachusetts August 2, 2006
Report Type [x] 13F Holdings Report

Report Summary:

Form 13F Information Table Entry Total:	$67,446,000
Form 13F Information Table Value Total:	18

List of Other Included Managers: NA



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     4351    73680 SH       SOLE                    9979	     63701
ANHEUSER BUSCH COS INC COM     COM              035229103     3004    65896 SH       SOLE                    7945            57951
ARKANSAS BEST CORP DEL COM     COM              040790107     3745    74579 SH       SOLE                    6194            68385
BERKSHIRE HATHAWAY INC CL B    COM              084670207     3454     1135 SH       SOLE                     177              958
CENDANT CORP                   COM              151313103     2402   147459 SH       SOLE                   23564           123895
CHEVRON CORP COM               COM              166764100     3279    52839 SH       SOLE                    7360	     45479
CITIGROUP INC                  COM              172967101     8302   172100 SH       SOLE                   23393	    148707
COMCAST CORP NEW CL A          COM              20030N101     3608   110189 SH       SOLE                   13138            97051
CONOCOPHILLIPS                 COM              20825C104     4435    67680 SH       SOLE                    9034            58646
DELL COMPUTER CORP COM         COM              247025109     2268    92714 SH       SOLE                   10982            81732
GANNETT CO INC DEL             COM              364730101     3738    66827 SH       SOLE                    8640            58187
GENERAL ELECTRIC CO            COM              369604103      294     8930 SH       SOLE                       0             8930
HOME DEPOT INC                 COM              437076102     2237    62497 SH       SOLE                    6676            55821
HSBC HLDGS PLC SPON ADR NEW    COM              404280406     3130    35424 SH       SOLE                    4260            31164
PFIZER INCORPORATED            COM              717081103     3864   164655 SH       SOLE                   25963           138692
TYCO INTL LTD NEW COM          COM              902124106     2793   101551 SH       SOLE                   11843            89708
WASHINGTON MUT INC COM         COM              939322103     5562   122019 SH       SOLE                   15743           106276
WELLS FARGO & CO DEL COM       COM              949746101     6980   104057 SH       SOLE                   10888            93169

REPORT SUMMARY		        18 DATA RECORDS		     67446	     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
